Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Oct. 31, 2023	Jun. 30, 2024	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025
Schedule of Income Before Income Tax Domestic and Foreign [Line Items]
Income (Loss) Before Provision for Income Taxes	$ 28,879	$ 10,335	$ 11,651	$ (25,159)	$ 46,878	$ 26,160	$ 22,786
U.S. [Member]
Schedule of Income Before Income Tax Domestic and Foreign [Line Items]
Income (Loss) Before Provision for Income Taxes			11,432	(25,387)			19,901
Foreign [Member]
Schedule of Income Before Income Tax Domestic and Foreign [Line Items]
Income (Loss) Before Provision for Income Taxes			$ 219	$ 228			$ 2,885